JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 37.0%
U.S. Treasury Bonds
6.13%, 8/15/2029	500	568
1.13%, 5/15/2040	750	480
U.S. Treasury Notes
0.13%, 6/30/2023	600	584
0.88%, 1/31/2024	2,000	1,915
1.50%, 2/15/2025	500	471
1.13%, 2/28/2025	1,500	1,400
0.25%, 7/31/2025	1,600	1,445
2.25%, 11/15/2025	500	474
0.75%, 5/31/2026	3,000	2,682
1.13%, 10/31/2026	3,000	2,694
0.38%, 9/30/2027	580	492
0.50%, 10/31/2027	2,500	2,128
1.25%, 3/31/2028	2,000	1,753
1.25%, 9/30/2028	3,000	2,601
3.13%, 11/15/2028	1,600	1,540
2.88%, 5/15/2032	5,000	4,687
U.S. Treasury STRIPS Bonds
2.32%, 8/15/2023 (a)	1,890	1,832
2.73%, 2/15/2024 (a)	1,206	1,144
2.40%, 5/15/2024 (a)	200	188
3.22%, 5/15/2025 (a)	200	181
2.55%, 5/15/2026 (a)	200	174
3.85%, 8/15/2026 (a)	47	40
4.08%, 11/15/2026 (a)	300	257
3.15%, 2/15/2027 (a)	100	85
4.34%, 8/15/2027 (a)	100	83
4.46%, 11/15/2027 (a)	140	116
3.33%, 2/15/2028 (a)	53	43
2.70%, 5/15/2028 (a)	10	8
3.55%, 8/15/2028 (a)	200	160
Total U.S. Treasury Obligations (Cost $31,833)		30,225
Corporate Bonds — 24.4%
Aerospace & Defense — 1.1%
Boeing Co. (The)
1.43%, 2/4/2024	70	67
4.88%, 5/1/2025	54	54
2.20%, 2/4/2026	86	78
3.10%, 5/1/2026	250	233
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	67
Leidos, Inc. 2.30%, 2/15/2031	100	78
Northrop Grumman Corp. 2.93%, 1/15/2025	150	144
Raytheon Technologies Corp. 4.13%, 11/16/2028	100	97
Textron, Inc. 3.00%, 6/1/2030	100	85
		903

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	14	11
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	50	51
Mercedes-Benz Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	150	140
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	200	180
		371
Banks — 3.4%
Bank of America Corp.
3.30%, 1/11/2023	90	90
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	42	42
(SOFR + 0.67%), 1.84%, 2/4/2025 (c)	154	147
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	60	54
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	250	228
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	250	203
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	146
Citigroup, Inc.
4.40%, 6/10/2025	115	113
4.45%, 9/29/2027	50	48
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	291
Citizens Financial Group, Inc. 2.64%, 9/30/2032	50	37
Fifth Third Bancorp 2.38%, 1/28/2025	64	60
HSBC Holdings plc (United Kingdom)
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	200	184
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	171
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	233
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	211
Societe Generale SA (France) 4.25%, 4/14/2025 (b)	200	191
US Bancorp Series X, 3.15%, 4/27/2027	68	64
Wells Fargo & Co.
3.00%, 2/19/2025	99	95
4.10%, 6/3/2026	21	21
4.30%, 7/22/2027	30	29
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	170	158
		2,816
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	165
Constellation Brands, Inc. 2.88%, 5/1/2030	11	10
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	18	18
PepsiCo, Inc. 1.63%, 5/1/2030	33	27
		220
Biotechnology — 0.4%
AbbVie, Inc. 4.25%, 11/14/2028	100	98
Amgen, Inc.
1.65%, 8/15/2028	43	37
3.35%, 2/22/2032	35	31

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Biogen, Inc. 2.25%, 5/1/2030	40	33
Gilead Sciences, Inc.
3.50%, 2/1/2025	25	24
3.65%, 3/1/2026	57	55
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	22
		300
Capital Markets — 1.7%
Blackstone Secured Lending Fund 3.65%, 7/14/2023	55	54
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	45
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (c)	150	113
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	150	130
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	80	71
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	149	139
Invesco Finance plc 3.75%, 1/15/2026	125	120
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	98
Morgan Stanley
(SOFR + 0.47%), 4.29%, 11/10/2023 (c)	83	83
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	127	112
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	150	139
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	90	69
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	15
S&P Global, Inc. 2.90%, 3/1/2032 (b)	44	38
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	200	156
		1,382
Chemicals — 0.3%
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	40	33
LYB International Finance III LLC 2.25%, 10/1/2030	75	60
PPG Industries, Inc. 1.20%, 3/15/2026	37	33
RPM International, Inc. 2.95%, 1/15/2032	17	13
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	106
		245
Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	188
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	21	18
2.35%, 1/15/2032	69	53
		71
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	72
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland) 4.13%, 7/3/2023	200	198

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	120	114
4.25%, 4/15/2026 (b)	90	82
2.53%, 11/18/2027 (b)	334	270
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (c)	42	41
General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	155
		860
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	41	36
Packaging Corp. of America 3.00%, 12/15/2029	100	86
WRKCo, Inc. 3.00%, 9/15/2024	80	77
		199
Diversified Financial Services — 0.3%
Corebridge Financial, Inc. 3.65%, 4/5/2027 (b)	80	75
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	10	10
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	200	197
		282
Diversified Telecommunication Services — 0.0% ^
Verizon Communications, Inc. 2.10%, 3/22/2028	25	22
Electric Utilities — 2.2%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	82
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	185
Duke Energy Corp. 3.75%, 4/15/2024	150	148
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	51	40
2.78%, 1/7/2032 (b)	14	11
Edison International 4.13%, 3/15/2028	50	46
Entergy Mississippi LLC 2.85%, 6/1/2028	186	166
Evergy Metro, Inc. 3.15%, 3/15/2023	47	47
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	200	182
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	39	33
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	84
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	28	27
1.96%, 6/27/2030 (b)	29	23
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	37	32
OGE Energy Corp. 0.70%, 5/26/2023	18	18
Pacific Gas and Electric Co.
3.25%, 2/16/2024	100	97
4.55%, 7/1/2030	75	68
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	120
PG&E Recovery Funding LLC Series A-1, 5.05%, 7/15/2032	74	74
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	83	78
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	18
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	167	140

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	21
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	100	98
		1,838
Electrical Equipment — 0.2%
Eaton Corp. 3.10%, 9/15/2027	140	131
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	16
3.88%, 1/12/2028	100	92
		108
Energy Equipment & Services — 0.1%
Schlumberger Investment SA 2.65%, 6/26/2030	94	82
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	22	21
Walt Disney Co. (The) 7.70%, 10/30/2025	50	54
		75
Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	30	23
American Tower Corp.
5.00%, 2/15/2024	38	38
1.45%, 9/15/2026	72	63
1.50%, 1/31/2028	68	56
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	26
2.45%, 1/15/2031	100	83
Boston Properties LP 3.20%, 1/15/2025	152	146
Brixmor Operating Partnership LP
3.85%, 2/1/2025	50	48
2.25%, 4/1/2028	10	8
Corporate Office Properties LP 2.00%, 1/15/2029	26	20
Crown Castle, Inc. 2.25%, 1/15/2031	72	58
Equinix, Inc. 2.00%, 5/15/2028	37	31
Essex Portfolio LP 1.65%, 1/15/2031	53	40
Extra Space Storage LP 2.35%, 3/15/2032	100	76
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	47
Healthcare Realty Holdings LP
3.10%, 2/15/2030	68	57
2.00%, 3/15/2031	29	22
Healthpeak Properties, Inc.
3.40%, 2/1/2025	3	3
2.13%, 12/1/2028	28	24
Kilroy Realty LP 2.65%, 11/15/2033	70	50
Life Storage LP 2.20%, 10/15/2030	25	19
Mid-America Apartments LP
4.20%, 6/15/2028	50	47

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
1.70%, 2/15/2031	36	28
Office Properties Income Trust
2.65%, 6/15/2026	17	13
2.40%, 2/1/2027	70	51
3.45%, 10/15/2031	29	19
Physicians Realty LP 2.63%, 11/1/2031	37	29
Public Storage 2.25%, 11/9/2031	36	29
Realty Income Corp. 3.65%, 1/15/2028	150	141
Sabra Health Care LP 3.20%, 12/1/2031	52	39
Safehold Operating Partnership LP 2.80%, 6/15/2031	88	68
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	143
SITE Centers Corp. 3.63%, 2/1/2025	12	11
UDR, Inc. 2.10%, 8/1/2032	48	36
Ventas Realty LP
3.75%, 5/1/2024	44	43
3.50%, 2/1/2025	27	26
4.13%, 1/15/2026	17	16
3.25%, 10/15/2026	45	42
Welltower, Inc. 4.50%, 1/15/2024	100	99
WP Carey, Inc.
2.40%, 2/1/2031	12	9
2.25%, 4/1/2033	100	74
		1,901
Food & Staples Retailing — 0.2%
7-Eleven, Inc. 1.30%, 2/10/2028 (b)	80	67
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	50	46
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	37	37
		150
Food Products — 0.5%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	48
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	46
Campbell Soup Co.
3.95%, 3/15/2025	50	49
2.38%, 4/24/2030	74	62
Cargill, Inc. 1.70%, 2/2/2031 (b)	75	59
Kellogg Co. 3.40%, 11/15/2027	95	89
Smithfield Foods, Inc.
5.20%, 4/1/2029 (b)	7	6
3.00%, 10/15/2030 (b)	18	14
Tyson Foods, Inc. 3.95%, 8/15/2024	73	72
		445
Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	37
ONE Gas, Inc. 2.00%, 5/15/2030	26	21
		58

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.0% ^
Becton Dickinson and Co. 1.96%, 2/11/2031	50	40
Health Care Providers & Services — 0.4%
Cigna Corp. 3.50%, 6/15/2024	72	71
CommonSpirit Health 2.78%, 10/1/2030	50	40
HCA, Inc. 4.13%, 6/15/2029	150	137
Humana, Inc. 3.95%, 3/15/2027	50	48
UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	61
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	4	3
		360
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	100	86
McDonald's Corp. 2.13%, 3/1/2030	58	49
		135
Household Durables — 0.2%
Lennar Corp. 5.25%, 6/1/2026	140	138
Insurance — 1.0%
Aon Global Ltd. 3.88%, 12/15/2025	143	139
Assurant, Inc. 4.20%, 9/27/2023	68	67
Athene Global Funding
1.45%, 1/8/2026 (b)	68	60
1.73%, 10/2/2026 (b)	82	71
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	38	36
CNA Financial Corp.
3.95%, 5/15/2024	52	51
4.50%, 3/1/2026	38	37
F&G Global Funding 2.30%, 4/11/2027 (b)	50	44
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	140
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	159
		804
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. 3.60%, 4/13/2032	100	93
eBay, Inc. 2.60%, 5/10/2031	100	82
		175
IT Services — 0.1%
Global Payments, Inc.
2.15%, 1/15/2027	45	39
3.20%, 8/15/2029	50	43
		82
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	75	68
Machinery — 0.0% ^
Otis Worldwide Corp. 2.57%, 2/15/2030	44	37

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.7%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	157
2.30%, 2/1/2032	50	38
Comcast Corp.
3.38%, 2/15/2025	77	75
3.38%, 8/15/2025	80	78
3.15%, 3/1/2026	16	15
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	67	51
Fox Corp. 4.71%, 1/25/2029	35	34
Paramount Global 4.00%, 1/15/2026	100	96
		544
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	60	48
Steel Dynamics, Inc. 1.65%, 10/15/2027	33	28
		76
Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 5/1/2028	109	104
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	26
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	148
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	12
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	96
Puget Energy, Inc. 2.38%, 6/15/2028	17	15
WEC Energy Group, Inc. 3.55%, 6/15/2025	20	19
		316
Oil, Gas & Consumable Fuels — 1.7%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	94
BP Capital Markets America, Inc. 2.72%, 1/12/2032	150	127
Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	72
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	50	50
Chevron USA, Inc. 3.85%, 1/15/2028	100	97
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	60	57
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	54
Energy Transfer LP
3.60%, 2/1/2023	28	28
4.90%, 2/1/2024	61	61
4.05%, 3/15/2025	50	49
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	114	91
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	40	36
3.45%, 10/15/2027 (b)	50	44
HF Sinclair Corp.
2.63%, 10/1/2023	12	12
5.88%, 4/1/2026	40	40
Marathon Petroleum Corp. 4.70%, 5/1/2025	105	104

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
MPLX LP 4.25%, 12/1/2027	27	26
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	22	18
ONEOK Partners LP 5.00%, 9/15/2023	28	28
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	40
Phillips 66 1.30%, 2/15/2026	28	25
Pioneer Natural Resources Co.
1.13%, 1/15/2026	50	45
1.90%, 8/15/2030	72	57
Plains All American Pipeline LP 4.65%, 10/15/2025	30	29
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	19
Targa Resources Partners LP 4.00%, 1/15/2032	14	12
Williams Cos., Inc. (The) 2.60%, 3/15/2031	50	41
		1,356
Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	61
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	22	20
1.45%, 11/13/2030	100	80
Mylan, Inc. 4.55%, 4/15/2028	75	71
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	165
Zoetis, Inc. 2.00%, 5/15/2030	80	66
		463
Road & Rail — 0.6%
CSX Corp. 3.25%, 6/1/2027	162	153
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	58
Norfolk Southern Corp. 2.55%, 11/1/2029	150	130
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	110	95
3.25%, 3/15/2032	51	39
		475
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc. 3.19%, 11/15/2036 (b)	57	42
Marvell Technology, Inc. 2.95%, 4/15/2031	52	42
Microchip Technology, Inc.
0.97%, 2/15/2024	72	68
0.98%, 9/1/2024	22	20
NXP BV (China) 2.50%, 5/11/2031	100	79
QUALCOMM, Inc. 4.25%, 5/20/2032	32	31
Xilinx, Inc. 2.38%, 6/1/2030	50	43
		325
Software — 0.6%
Intuit, Inc. 1.65%, 7/15/2030	125	100
Oracle Corp. 2.88%, 3/25/2031	168	141
Roper Technologies, Inc.
3.80%, 12/15/2026	15	14

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
1.40%, 9/15/2027	174	149
VMware, Inc.
1.40%, 8/15/2026	25	22
1.80%, 8/15/2028	15	12
Workday, Inc. 3.50%, 4/1/2027	30	28
		466
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	50	42
AutoZone, Inc. 1.65%, 1/15/2031	83	64
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	62	59
		165
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 10/1/2029	100	99
Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	84	64
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	193
		257
Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.00%, 9/15/2023	250	245
3.63%, 12/1/2027	100	89
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	100	99
		433
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (b)	100	88
T-Mobile USA, Inc.
3.88%, 4/15/2030	150	138
2.25%, 11/15/2031	100	80
		306
Total Corporate Bonds (Cost $22,242)		19,954
Collateralized Mortgage Obligations — 12.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	387	381
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	54	42
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	6	4
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (d)	5	4
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	11	11
Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (d)	63	49
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	—
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (d)	4	4
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2	2

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	1	1
FHLMC, REMIC
Series 1470, Class F, 2.03%, 2/15/2023 (d)	—	—
Series 2568, Class KG, 5.50%, 2/15/2023	1	1
Series 1466, Class PZ, 7.50%, 2/15/2023	—	—
Series 1491, Class I, 7.50%, 4/15/2023	—	—
Series 1518, Class G, IF, 4.68%, 5/15/2023 (d)	—	—
Series 1798, Class F, 5.00%, 5/15/2023	—	—
Series 1541, Class O, 3.13%, 7/15/2023 (d)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	2	2
Series 1602, Class SA, IF, 11.66%, 10/15/2023 (d)	—	—
Series 2283, Class K, 6.50%, 12/15/2023	1	1
Series 1671, Class L, 7.00%, 2/15/2024	1	1
Series 1706, Class K, 7.00%, 3/15/2024	4	4
Series 2033, Class SN, HB, IF, 25.62%, 3/15/2024 (d)	—	—
Series 1720, Class PL, 7.50%, 4/15/2024	8	8
Series 2306, Class K, PO, 5/15/2024	1	1
Series 2306, Class SE, IF, IO, 6.48%, 5/15/2024 (d)	2	—
Series 1745, Class D, 7.50%, 8/15/2024	2	2
Series 1927, Class PH, 7.50%, 1/15/2027	17	18
Series 1981, Class Z, 6.00%, 5/15/2027	6	6
Series 1987, Class PE, 7.50%, 9/15/2027	3	3
Series 2038, Class PN, IO, 7.00%, 3/15/2028	3	—
Series 2040, Class PE, 7.50%, 3/15/2028	13	13
Series 2063, Class PG, 6.50%, 6/15/2028	15	16
Series 2064, Class TE, 7.00%, 6/15/2028	3	3
Series 2075, Class PM, 6.25%, 8/15/2028	11	12
Series 2075, Class PH, 6.50%, 8/15/2028	12	12
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4	—
Series 2125, Class JZ, 6.00%, 2/15/2029	8	8
Series 2169, Class TB, 7.00%, 6/15/2029	32	33
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2172, Class QC, 7.00%, 7/15/2029	13	14
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	5	5
Series 2210, Class Z, 8.00%, 1/15/2030	18	19
Series 2224, Class CB, 8.00%, 3/15/2030	6	6
Series 2256, Class MC, 7.25%, 9/15/2030	8	9
Series 2259, Class ZM, 7.00%, 10/15/2030	10	10
Series 2271, Class PC, 7.25%, 12/15/2030	9	9
Series 2296, Class PD, 7.00%, 3/15/2031	6	6
Series 2344, Class ZD, 6.50%, 8/15/2031	88	91
Series 2344, Class ZJ, 6.50%, 8/15/2031	14	15
Series 2345, Class NE, 6.50%, 8/15/2031	8	8
Series 2351, Class PZ, 6.50%, 8/15/2031	8	8
Series 2410, Class QX, IF, IO, 4.78%, 2/15/2032 (d)	5	—
Series 2410, Class OE, 6.38%, 2/15/2032	5	5
Series 2410, Class NG, 6.50%, 2/15/2032	6	7

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2412, Class SP, IF, 8.35%, 2/15/2032 (d)	17	17
Series 2444, Class ES, IF, IO, 4.08%, 3/15/2032 (d)	12	1
Series 2450, Class SW, IF, IO, 4.13%, 3/15/2032 (d)	5	1
Series 2423, Class MC, 7.00%, 3/15/2032	6	6
Series 2423, Class MT, 7.00%, 3/15/2032	11	12
Series 2435, Class CJ, 6.50%, 4/15/2032	45	47
Series 2441, Class GF, 6.50%, 4/15/2032	12	13
Series 2455, Class GK, 6.50%, 5/15/2032	18	18
Series 2450, Class GZ, 7.00%, 5/15/2032	20	21
Series 2466, Class DH, 6.50%, 6/15/2032	16	17
Series 2474, Class NR, 6.50%, 7/15/2032	17	17
Series 2484, Class LZ, 6.50%, 7/15/2032	24	25
Series 2500, Class MC, 6.00%, 9/15/2032	23	24
Series 2543, Class YX, 6.00%, 12/15/2032	50	52
Series 2575, Class ME, 6.00%, 2/15/2033	93	96
Series 2586, Class WI, IO, 6.50%, 3/15/2033	7	1
Series 2990, Class SL, IF, 10.29%, 6/15/2034 (d)	2	2
Series 3611, PO, 7/15/2034	11	9
Series 2990, Class UZ, 5.75%, 6/15/2035	297	302
Series 3117, Class EO, PO, 2/15/2036	27	23
Series 3117, Class OK, PO, 2/15/2036	3	3
Series 3122, Class OH, PO, 3/15/2036	20	17
Series 3152, Class MO, PO, 3/15/2036	70	59
Series 3607, Class AO, PO, 4/15/2036	16	14
Series 3137, Class XP, 6.00%, 4/15/2036	43	45
Series 3819, Class ZQ, 6.00%, 4/15/2036	105	109
Series 3149, Class SO, PO, 5/15/2036	4	3
Series 3171, Class MO, PO, 6/15/2036	15	14
Series 3179, Class OA, PO, 7/15/2036	9	8
Series 3202, Class HI, IF, IO, 2.78%, 8/15/2036 (d)	87	8
Series 3232, Class ST, IF, IO, 2.83%, 10/15/2036 (d)	17	2
Series 3417, Class EO, PO, 11/15/2036	148	127
Series 3316, Class JO, PO, 5/15/2037	2	2
Series 3607, Class OP, PO, 7/15/2037	89	72
Series 3481, Class SJ, IF, IO, 1.98%, 8/15/2038 (d)	43	3
Series 4096, Class HA, 2.00%, 12/15/2041	97	88
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	193	183
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.42%, 7/25/2032 (d)	17	16
Series T-76, Class 2A, 2.02%, 10/25/2037 (d)	63	55
Series T-51, Class 2A, 7.50%, 8/25/2042 (d)	17	17
Series T-54, Class 2A, 6.50%, 2/25/2043	162	171
Series T-54, Class 3A, 7.00%, 2/25/2043	52	54
Series T-56, Class A5, 5.23%, 5/25/2043	378	369
Series T-58, Class A, PO, 9/25/2043	10	7
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	15	15
Series 2005-W3, Class 2AF, 4.24%, 3/25/2045 (d)	50	49

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series G93-5, Class Z, 6.50%, 2/25/2023	—	—
Series 1993-37, Class PX, 7.00%, 3/25/2023	1	1
Series 1993-25, Class J, 7.50%, 3/25/2023	—	—
Series 1998-4, Class C, PO, 4/25/2023	—	—
Series 1998-43, Class EA, PO, 4/25/2023	1	1
Series 1993-54, Class Z, 7.00%, 4/25/2023	—	—
Series 1993-62, Class SA, IF, 9.36%, 4/25/2023 (d)	—	—
Series 1993-122, Class M, 6.50%, 7/25/2023	—	—
Series 1996-14, Class SE, IF, IO, 6.63%, 8/25/2023 (d)	2	—
Series 1993-165, Class SD, IF, 4.70%, 9/25/2023 (d)	—	—
Series 1993-178, Class PK, 6.50%, 9/25/2023	—	—
Series 1993-183, Class KA, 6.50%, 10/25/2023	7	7
Series 1993-189, Class PL, 6.50%, 10/25/2023	3	3
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1993-247, Class SA, IF, 9.80%, 12/25/2023 (d)	1	1
Series G95-1, Class C, 8.80%, 1/25/2025	1	1
Series 2005-121, Class DX, 5.50%, 1/25/2026	41	41
Series 1997-20, IO, 1.84%, 3/25/2027 (d)	1	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (d)	1	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	4	4
Series 1997-39, Class PD, 7.50%, 5/20/2027	7	7
Series 2012-47, Class HF, 4.42%, 5/25/2027 (d)	28	28
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2	2
Series 2000-2, Class ZE, 7.50%, 2/25/2030	16	17
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	15	2
Series 2001-36, Class DE, 7.00%, 8/25/2031	17	18
Series 2001-49, Class Z, 6.50%, 9/25/2031	4	4
Series 2001-44, Class PD, 7.00%, 9/25/2031	3	3
Series 2003-52, Class SX, IF, 10.90%, 10/25/2031 (d)	4	5
Series 2004-74, Class SW, IF, 7.68%, 11/25/2031 (d)	13	13
Series 2001-81, Class LO, PO, 1/25/2032	2	2
Series 2002-1, Class SA, IF, 12.14%, 2/25/2032 (d)	2	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	9	10
Series 2002-28, Class PK, 6.50%, 5/25/2032	10	10
Series 2002-37, Class Z, 6.50%, 6/25/2032	13	13
Series 2004-61, Class SH, IF, 7.93%, 11/25/2032 (d)	14	15
Series 2003-22, Class UD, 4.00%, 4/25/2033	45	43
Series 2003-34, Class GE, 6.00%, 5/25/2033	112	115
Series 2003-39, IO, 6.00%, 5/25/2033 (d)	2	—
Series 2003-47, Class PE, 5.75%, 6/25/2033	48	50
Series 2003-64, Class SX, IF, 4.33%, 7/25/2033 (d)	5	5
Series 2003-71, Class DS, IF, 2.44%, 8/25/2033 (d)	50	44
Series 2005-56, Class TP, IF, 6.10%, 8/25/2033 (d)	14	14
Series 2003-91, Class SD, IF, 5.81%, 9/25/2033 (d)	4	4
Series 2003-116, Class SB, IF, IO, 3.58%, 11/25/2033 (d)	35	3

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-44, Class P, PO, 12/25/2033	14	12
Series 2003-130, Class SX, IF, 5.50%, 1/25/2034 (d)	1	1
Series 2004-25, Class SA, IF, 8.48%, 4/25/2034 (d)	14	15
Series 2004-46, Class SK, IF, 5.46%, 5/25/2034 (d)	10	10
Series 2004-36, Class SA, IF, 8.48%, 5/25/2034 (d)	24	25
Series 2004-50, Class VZ, 5.50%, 7/25/2034	157	160
Series 2005-74, Class CS, IF, 8.98%, 5/25/2035 (d)	9	9
Series 2005-45, Class DC, IF, 9.58%, 6/25/2035 (d)	23	23
Series 2005-56, Class S, IF, IO, 2.69%, 7/25/2035 (d)	15	1
Series 2005-68, Class PG, 5.50%, 8/25/2035	86	87
Series 2005-73, Class PS, IF, 6.66%, 8/25/2035 (d)	38	39
Series 2005-106, Class US, IF, 9.84%, 11/25/2035 (d)	24	25
Series 2006-27, Class OH, PO, 4/25/2036	19	16
Series 2006-65, Class QO, PO, 7/25/2036	13	11
Series 2006-56, Class FC, 4.31%, 7/25/2036 (d)	82	81
Series 2006-72, Class GO, PO, 8/25/2036	18	16
Series 2006-79, Class DO, PO, 8/25/2036	15	13
Series 2006-77, Class PC, 6.50%, 8/25/2036	23	23
Series 2006-110, PO, 11/25/2036	22	18
Series 2006-124, Class HB, 3.27%, 11/25/2036 (d)	36	37
Series 2007-14, Class ES, IF, IO, 2.42%, 3/25/2037 (d)	17	1
Series 2007-81, Class GE, 6.00%, 8/25/2037	35	36
Series 2007-79, Class SB, IF, 9.29%, 8/25/2037 (d)	16	18
Series 2007-88, Class VI, IF, IO, 2.52%, 9/25/2037 (d)	48	5
Series 2007-91, Class ES, IF, IO, 2.44%, 10/25/2037 (d)	131	11
Series 2007-116, Class HI, IO, 0.99%, 1/25/2038 (d)	20	1
Series 2008-16, Class IS, IF, IO, 2.18%, 3/25/2038 (d)	6	—
Series 2008-10, Class XI, IF, IO, 2.21%, 3/25/2038 (d)	11	1
Series 2008-28, Class QS, IF, 8.65%, 4/25/2038 (d)	15	15
Series 2008-46, Class HI, IO, 1.30%, 6/25/2038 (d)	14	1
Series 2013-25, Class DC, 2.50%, 6/25/2039	141	133
Series 2009-69, PO, 9/25/2039	24	19
Series 2009-103, Class MB, 3.32%, 12/25/2039 (d)	26	26
Series 2010-71, Class HJ, 5.50%, 7/25/2040	53	55
Series 2011-118, Class MT, 7.00%, 11/25/2041	65	70
Series 2011-118, Class NT, 7.00%, 11/25/2041	59	63
Series 2013-101, Class DO, PO, 10/25/2043	126	93
Series 2013-128, PO, 12/25/2043	98	78
Series 2019-65, Class PA, 2.50%, 5/25/2048	169	154
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 15.08%, 7/25/2037 (d)	4	4
Series 2003-W4, Class 2A, 5.21%, 10/25/2042 (d)	10	10
Series 2003-W1, Class 1A1, 4.84%, 12/25/2042 (d)	50	49
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.24%, 10/25/2037 (d)	13	14
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 300, Class 1, PO, 9/25/2024	2	2
Series 329, Class 1, PO, 1/25/2033	2	2

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2003-52, Class AP, PO, 6/16/2033	25	22
Series 2004-28, Class S, IF, 8.97%, 4/16/2034 (d)	6	7
Series 2004-71, Class SB, IF, 10.12%, 9/20/2034 (d)	11	11
Series 2004-90, Class SI, IF, IO, 2.16%, 10/20/2034 (d)	66	3
Series 2005-68, Class DP, IF, 7.07%, 6/17/2035 (d)	11	11
Series 2005-68, Class KI, IF, IO, 2.36%, 9/20/2035 (d)	116	10
Series 2006-38, Class ZK, 6.50%, 8/20/2036	203	206
Series 2006-59, Class SD, IF, IO, 2.76%, 10/20/2036 (d)	13	1
Series 2007-17, Class JI, IF, IO, 2.92%, 4/16/2037 (d)	53	5
Series 2007-27, Class SA, IF, IO, 2.26%, 5/20/2037 (d)	66	3
Series 2007-45, Class QA, IF, IO, 2.70%, 7/20/2037 (d)	55	3
Series 2007-40, Class SB, IF, IO, 2.81%, 7/20/2037 (d)	89	5
Series 2007-53, Class ES, IF, IO, 2.61%, 9/20/2037 (d)	14	1
Series 2007-53, Class SW, IF, 8.39%, 9/20/2037 (d)	11	11
Series 2009-79, Class OK, PO, 11/16/2037	43	36
Series 2007-76, Class SA, IF, IO, 2.59%, 11/20/2037 (d)	29	1
Series 2007-72, Class US, IF, IO, 2.61%, 11/20/2037 (d)	28	1
Series 2009-106, Class ST, IF, IO, 2.06%, 2/20/2038 (d)	91	5
Series 2008-33, Class XS, IF, IO, 3.81%, 4/16/2038 (d)	20	1
Series 2008-40, Class SA, IF, IO, 2.51%, 5/16/2038 (d)	55	3
Series 2008-55, Class SA, IF, IO, 2.26%, 6/20/2038 (d)	34	1
Series 2008-50, Class KB, 6.00%, 6/20/2038	68	70
Series 2008-93, Class AS, IF, IO, 1.76%, 12/20/2038 (d)	39	2
Series 2009-6, Class SA, IF, IO, 2.21%, 2/16/2039 (d)	10	—
Series 2009-31, Class TS, IF, IO, 2.36%, 3/20/2039 (d)	25	—
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	17	2
Series 2009-22, Class SA, IF, IO, 2.33%, 4/20/2039 (d)	43	2
Series 2009-92, Class ZC, 5.00%, 10/20/2039	237	238
Series 2011-137, Class WA, 5.59%, 7/20/2040 (d)	113	119
Series 2010-105, Class B, 5.00%, 8/20/2040	303	306
Series 2010-130, Class CP, 7.00%, 10/16/2040	29	31
Series 2013-91, Class WA, 4.46%, 4/20/2043 (d)	282	275
Series 2012-H24, Class FA, 3.59%, 3/20/2060 (d)	4	4
Series 2013-H03, Class FA, 3.44%, 8/20/2060 (d)	—	—
Series 2012-H21, Class DF, 3.79%, 5/20/2061 (d)	1	1
Series 2012-H26, Class MA, 3.69%, 7/20/2062 (d)	1	1
Series 2012-H29, Class FA, 3.66%, 10/20/2062 (d)	165	163
Series 2014-H15, Class FA, 3.64%, 7/20/2064 (d)	445	439
Series 2015-H15, Class FJ, 3.58%, 6/20/2065 (d)	411	406
Series 2015-H18, Class FA, 3.59%, 6/20/2065 (d)	222	219
Series 2015-H20, Class FA, 3.61%, 8/20/2065 (d)	372	367
Series 2015-H26, Class FG, 3.66%, 10/20/2065 (d)	422	415
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	17	29
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	—	—
JPMorgan Mortgage Trust
Series 2003-A1, Class 1A1, 2.92%, 10/25/2033 (d)	90	80
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (d)	17	16

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (d)	6	6
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.03%, 4/21/2034 (d)	20	19
Series 2004-3, Class 4A2, 2.69%, 4/25/2034 (d)	7	6
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	23	22
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	49	46
Series 2004-7, Class 30, PO, 8/25/2034 ‡	5	4
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	7	5
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (b)	4	2
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.66%, 10/25/2028 (d)	40	37
Series 2004-A, Class A1, 4.50%, 4/25/2029 (d)	12	11
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (d)	22	19
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7	6
Series 2003-A1, Class A1, 5.50%, 5/25/2033	2	2
Series 2003-A1, Class A2, 6.00%, 5/25/2033	6	6
RALI Trust Series 2002-QS16, Class A3, IF, 8.22%, 10/25/2017 (d)	—	—
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (b)	28	15
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	175	165
Series 2017-4, Class M60C, 3.50%, 6/25/2057	251	238
Series 2018-2, Class M55D, 4.00%, 11/25/2057	176	169
Series 2019-1, Class MT, 3.50%, 7/25/2058	341	307
Series 2019-3, Class M55D, 4.00%, 10/25/2058	55	53
Series 2019-4, Class M55D, 4.00%, 2/25/2059	199	190
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	236	227
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	7	7
Series 1994-1, Class 1, 4.62%, 2/15/2024 (d)	10	10
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	52	53
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	16	16
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	70	72
Series 1998-1, Class 2E, 7.00%, 3/15/2028	20	20
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 3.21%, 6/25/2033 (d)	19	17
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (d)	10	9
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	61	55
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	—
Total Collateralized Mortgage Obligations (Cost $10,914)		10,388
Asset-Backed Securities — 8.3%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	80	68
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	32	28
Series 2021-1, Class B, 3.95%, 7/11/2030	75	61

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (b)	35	35
Series 2022-2, Class A, 2.66%, 2/13/2026 (b)	39	39
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class A3, 0.66%, 12/18/2024	4	4
Series 2021-1, Class A3, 0.37%, 8/18/2025	57	55
Series 2020-3, Class B, 0.76%, 12/18/2025	75	72
Series 2021-2, Class B, 0.69%, 1/19/2027	55	52
Series 2022-2, Class A3, 4.38%, 4/18/2028	31	30
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	100	89
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	97	92
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100	92
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	84
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	49	44
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	32	31
Series 2020-3, Class A3, 0.62%, 3/17/2025	36	36
Series 2021-1, Class A3, 0.34%, 12/15/2025	32	31
Series 2022-2, Class A3, 3.49%, 2/16/2027	76	74
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	90	82
Series 2022-P3, Class A3, 4.61%, 11/10/2027	22	21
Series 2021-P4, Class A4, 1.64%, 12/10/2027	150	134
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	25	24
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	57	54
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (d)	99	96
CPS Auto Receivables Trust
Series 2021-B, Class B, 0.81%, 12/15/2025 (b)	71	70
Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	200	195
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	250	239
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	28	27
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (b)	21	21
Series 2021-1A, Class B, 0.62%, 9/15/2025 (b)	17	17
Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	98	96
Series 2022-2A, Class A, 2.88%, 6/15/2026 (b)	81	79
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	95	88
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	57	50
Exeter Automobile Receivables Trust
Series 2022-1A, Class A2, 1.15%, 6/17/2024	25	25
Series 2021-2A, Class B, 0.57%, 9/15/2025	31	30
Series 2022-3A, Class A3, 4.21%, 1/15/2026	150	149
Series 2021-4A, Class B, 1.05%, 5/15/2026	74	71
Series 2022-5A, Class B, 5.97%, 3/15/2027	107	107
Series 2022-2A, Class D, 4.56%, 7/17/2028	75	70
Series 2022-4A, Class C, 4.92%, 12/15/2028	82	77
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	6	6

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Flagship Credit Auto Trust
Series 2020-4, Class A, 0.53%, 4/15/2025 (b)	7	7
Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	105	103
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	64	62
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	115	110
Series 2022-2, Class A3, 4.03%, 12/15/2026 (b)	200	194
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	62	60
Ford Credit Auto Lease Trust Series 2021-A, Class A3, 0.26%, 2/15/2024	22	22
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	156	134
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (d)	10	8
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	56	56
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	30	29
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	66	62
GM Financial Automobile Leasing Trust
Series 2021-1, Class A4, 0.33%, 2/20/2025	78	76
Series 2022-2, Class A3, 3.42%, 6/20/2025	82	80
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	25	24
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	4	4
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 ‡ (b)	97	89
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	27	27
Hyundai Auto Lease Securitization Trust Series 2020-B, Class A3, 0.51%, 9/15/2023 (b)	14	14
Mercedes-Benz Auto Lease Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	31	30
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	85	75
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (b)	100	82
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (b)	130	118
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	22	21
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	58	58
Series 2021-3, Class B, 0.60%, 12/15/2025	96	95
Series 2020-4, Class C, 1.01%, 1/15/2026	36	36
Series 2021-2, Class C, 0.90%, 6/15/2026	74	72
Series 2022-3, Class A3, 3.40%, 12/15/2026	73	71
Series 2022-4, Class A3, 4.14%, 2/16/2027	110	107
Series 2022-5, Class B, 4.43%, 3/15/2027	44	42
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	34	32
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	150	151
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.91%, 1/25/2036 ‡ (e)	21	16
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	35	30
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	46	41
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	51	48
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	43	43
Series 2021-A, Class A3, 0.26%, 5/15/2025	97	94
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	53
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	88	76

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-1, Class A, 3.70%, 3/1/2030	101	81
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	55	55
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	12	12
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	79	77
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (e)	49	43
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (b) (e)	73	67
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (b) (e)	69	62
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	93	83
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	70	62
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	97	87
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	105	94
Westlake Automobile Receivables Trust
Series 2020-3A, Class B, 0.78%, 11/17/2025 (b)	65	64
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	183	182
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	72	65
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	98	95
Series 2022-B, Class A3, 3.25%, 7/15/2027	140	135
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	67	65
Series 2020-B, Class A4, 0.52%, 2/17/2026	60	59
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	21	21
Total Asset-Backed Securities (Cost $7,193)		6,806
Mortgage-Backed Securities — 8.1%
FHLMC
Pool # 785618, ARM, 3.88%, 7/1/2026 (d)	5	5
Pool # 611141, ARM, 2.33%, 1/1/2027 (d)	4	4
Pool # 1G2557, ARM, 3.35%, 6/1/2036 (d)	26	26
Pool # 1A1085, ARM, 3.97%, 8/1/2036 (d)	34	35
Pool # 1B7242, ARM, 3.57%, 9/1/2036 (d)	25	25
Pool # 1Q0105, ARM, 4.03%, 9/1/2036 (d)	7	7
Pool # 1Q0737, ARM, 3.74%, 11/1/2036 (d)	11	11
Pool # 1N1511, ARM, 4.42%, 1/1/2037 (d)	13	13
Pool # 1Q0739, ARM, 4.02%, 3/1/2037 (d)	10	10
Pool # 1Q0722, ARM, 2.61%, 4/1/2038 (d)	13	13
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	3	3
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	1	1
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	2	2
Pool # A17537, 6.00%, 1/1/2034	14	15
Pool # G02682, 7.00%, 2/1/2037	12	12
Pool # Q58054, 4.50%, 11/1/2046	142	142
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	400	346

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U80336, 3.50%, 5/1/2033	263	249
Pool # U90690, 3.50%, 6/1/2042	89	84
Pool # U90975, 4.00%, 6/1/2042	83	80
Pool # U91427, 3.50%, 5/1/2043	316	297
FNMA
Pool # 54844, ARM, 2.80%, 9/1/2027 (d)	1	1
Pool # 303532, ARM, 3.97%, 3/1/2029 (d)	1	1
Pool # 745446, ARM, 3.18%, 4/1/2033 (d)	17	17
Pool # 746299, ARM, 4.06%, 9/1/2033 (d)	29	29
Pool # 743546, ARM, 3.73%, 11/1/2033 (d)	31	30
Pool # 735332, ARM, 3.63%, 8/1/2034 (d)	21	21
Pool # 790964, ARM, 3.90%, 9/1/2034 (d)	13	13
Pool # 896463, ARM, 4.32%, 10/1/2034 (d)	30	30
Pool # 816361, ARM, 3.19%, 1/1/2035 (d)	46	45
Pool # 810896, ARM, 4.11%, 1/1/2035 (d)	15	15
Pool # 816597, ARM, 2.05%, 2/1/2035 (d)	10	10
Pool # 816594, ARM, 3.79%, 2/1/2035 (d)	10	11
Pool # 745862, ARM, 3.28%, 4/1/2035 (d)	17	17
Pool # 832801, ARM, 3.90%, 9/1/2035 (d)	30	29
Pool # 843026, ARM, 3.94%, 9/1/2035 (d)	23	23
Pool # 920340, ARM, 4.25%, 2/1/2036 (d)	19	19
Pool # 886558, ARM, 4.02%, 8/1/2036 (d)	8	8
Pool # 893424, ARM, 3.83%, 9/1/2036 (d)	23	23
Pool # 915645, ARM, 3.26%, 2/1/2037 (d)	13	13
Pool # 913984, ARM, 3.71%, 2/1/2037 (d)	9	9
Pool # 887094, ARM, 3.61%, 7/1/2046 (d)	27	28
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	1	1
FNMA UMBS, 30 Year
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	—	—
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 695533, 8.00%, 6/1/2027	4	4
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 755973, 8.00%, 11/1/2028	5	5
Pool # 598559, 6.50%, 8/1/2031	10	10
Pool # 995409, 8.00%, 11/1/2032	61	63
Pool # 675555, 6.00%, 12/1/2032	12	12
Pool # 674349, 6.00%, 3/1/2033	8	8
Pool # 702901, 6.00%, 5/1/2033	23	24
Pool # 721535, 5.00%, 7/1/2033	36	36
Pool # 723852, 5.00%, 7/1/2033	11	12
Pool # 729296, 5.00%, 7/1/2033	26	27
Pool # 713700, 4.50%, 8/1/2033	12	12
Pool # 737825, 6.00%, 9/1/2033	6	7
Pool # 725027, 5.00%, 11/1/2033	22	23
Pool # 725017, 5.50%, 12/1/2033	23	24

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AA0922, 6.00%, 9/1/2036	29	30
Pool # 986648, 6.00%, 9/1/2037	16	16
Pool # AD9151, 5.00%, 8/1/2040	63	65
Pool # BM3375, 4.00%, 1/1/2048	130	126
Pool # BK8753, 4.50%, 6/1/2049	98	97
Pool # BP6363, 3.00%, 4/1/2050	297	265
Pool # CB2637, 2.50%, 1/1/2052	74	64
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	4	5
Pool # 752786, 6.00%, 9/1/2033	7	7
FNMA, Other
Pool # AM8317, 2.96%, 3/1/2025	173	167
Pool # AN2309, 2.21%, 7/1/2026	439	407
Pool # AM7515, 3.34%, 2/1/2027	500	478
Pool # BL1040, 3.81%, 12/1/2028	150	146
Pool # BL0907, 3.88%, 12/1/2028	300	293
Pool # AM6892, 3.76%, 9/1/2029	217	210
Pool # BM4162, 3.12%, 10/1/2029 (d)	78	73
Pool # BL4333, 2.52%, 11/1/2029	386	345
Pool # BS4030, 1.96%, 1/1/2032	400	331
Pool # BS5117, 2.58%, 3/1/2032	200	171
Pool # 888408, 6.00%, 3/1/2037	8	9
Pool # 257172, 5.50%, 4/1/2038	4	4
Pool # MA1125, 4.00%, 7/1/2042	122	118
GNMA I, 30 Year
Pool # 363030, 7.00%, 9/15/2023	1	1
Pool # 352022, 7.00%, 11/15/2023	—	—
Pool # 366706, 6.50%, 1/15/2024	1	1
Pool # 371281, 7.00%, 2/15/2024	—	—
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 442119, 7.50%, 11/15/2026	1	1
Pool # 411829, 7.50%, 7/15/2027	1	1
Pool # 468149, 8.00%, 8/15/2028	—	—
Pool # 468236, 6.50%, 9/15/2028	19	20
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 466406, 6.00%, 11/15/2028	4	4
Pool # 607645, 6.50%, 2/15/2033	7	7
Pool # 781614, 7.00%, 6/15/2033	10	11
Pool # 782615, 7.00%, 6/15/2035	23	24
Pool # 782025, 6.50%, 12/15/2035	32	33
Pool # 681638, 6.00%, 12/15/2038	62	64
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	1	1

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2562, 6.00%, 3/20/2028	6	6
Pool # 2633, 8.00%, 8/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4245, 6.00%, 9/20/2038	35	37
Pool # BA7567, 4.50%, 5/20/2048	66	65
Pool # BI0416, 4.50%, 11/20/2048	99	98
Pool # BM9692, 4.50%, 7/20/2049	58	57
Pool # BQ3224, 4.50%, 9/20/2049	323	321
Pool # MA7534, 2.50%, 8/20/2051	114	100
Pool # MA7649, 2.50%, 10/20/2051	36	32
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	288	278
Total Mortgage-Backed Securities (Cost $7,041)		6,640
Commercial Mortgage-Backed Securities — 7.5%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (d)	145	141
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	100	90
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	268
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KSMC, Class A2, 2.62%, 1/25/2023	500	498
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (d)	500	482
Series KLU2, Class A7, 2.23%, 9/25/2025 (d)	213	199
Series K737, Class AM, 2.10%, 10/25/2026	305	279
Series K069, Class A2, 3.19%, 9/25/2027 (d)	480	456
Series K081, Class A1, 3.88%, 2/25/2028	95	93
Series K083, Class A2, 4.05%, 9/25/2028 (d)	297	292
Series K088, Class A2, 3.69%, 1/25/2029	480	462
Series K-151, Class A2, 3.80%, 10/25/2032 (d)	300	286
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (d)	191	188
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	322	312
Series 2015-M7, Class A2, 2.59%, 12/25/2024	543	519
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	477	448
Series 2020-M50, Class A1, 0.67%, 10/25/2030	265	245
Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	142
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (d)	2,587	195
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	117	92
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	9	9
Series 2021-M3, Class X1, IO, 2.06%, 11/25/2033 (d)	99	9
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	147	110
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	184
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	155	125
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	4	4

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	—	—
Total Commercial Mortgage-Backed Securities (Cost $6,525)		6,128
Foreign Government Securities — 0.2%
United Mexican States 2.66%, 5/24/2031(Cost $199)	200	166
U.S. Government Agency Securities — 0.1%
Resolution Funding Corp. STRIPS DN ,3.30%, 1/15/2026 (a)(Cost $55)	60	53
	SHARES (000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (f) (g) (Cost $1,228)	1,228	1,229
Total Investments — 99.8% (Cost $87,230)		81,589
Other Assets Less Liabilities — 0.2%		177
NET ASSETS — 100.0%		81,766

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$6,482	$324	$6,806
Collateralized Mortgage Obligations	—	10,363	25	10,388
Commercial Mortgage-Backed Securities	—	6,128	—	6,128
Corporate Bonds	—	19,954	—	19,954
Foreign Government Securities	—	166	—	166
Mortgage-Backed Securities	—	6,640	—	6,640
U.S. Government Agency Securities	—	53	—	53
U.S. Treasury Obligations	—	30,225	—	30,225
Short-Term Investments
Investment Companies	1,229	—	—	1,229
Total Investments in Securities	$1,229	$80,011	$349	$81,589
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$124	$—	$(32)	$—(a)	$98	$(17)	$151	$—	$324
Collateralized Mortgage Obligations	496	—	(5)	—(a)	1	(6)	—	(461)	25
Total	$620	$—	$(37)	$—(a)	$99	$(23)	$151	$(461)	$349

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(37).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$1,357	$15,869	$15,997	$—(c)	$—(c)	$1,229	1,228	$21	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Intermediate Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
(c)	Amount rounds to less than one thousand.